Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	¥ 3,145	¥ 1,597
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	2,756	1,184
Kyocera's trade receivables from affiliates	¥ 127	¥ 1,048